FINANCING INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
FINANCING INCOME (EXPENSE), NET
NOTE 16:     FINANCING INCOME (EXPENSE), NET

Financing income (expense), net consists of the following for the years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
Interest expense	$(4,029)	$(4,444)	$(5,687)
Interest income	55,488	39,987	13,596
Series G Debentures amortization, exchange rate and its hedging transactions related results	-	(640)	(772)
Exchange rate results	3,403	1,013	(3,986)
Hedging transactions related results	(7,800)	(5,153)	-
Marketable securities fair value adjustments	5,605	2,944	(9,225)
Bank fees and others	(1,833)	(3,176)	(6,693)
	$50,834	$30,531	$(12,767)